Parent company only condensed financial information (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ 3,814,960	¥ 24,821,273	¥ 8,767,017	¥ 1,696,322
Cash flows from investing activities:
Purchase of short-term investments	(1,273,957)	(8,288,743)	(15,832,188)	(2,607,000)
Maturity of short-term investments	954,707	6,211,608	11,828,500	14,425,621
Purchases of investment securities	(1,202,569)	(7,824,277)	(50,000)	(1,139,386)
Cash received from disposal of investment securities			16,440
Loans provided to JD Finance	(951,061)	(6,187,891)	1,856,144	(5,085,864)
Net cash used in investing activities	(5,763,351)	(37,498,092)	(48,268,577)	(5,790,525)
Cash flows from financing activities:
Repurchase of ordinary shares			(5,338,274)
Purchase of capped call options			(2,007,100)
Proceeds from settlement of capped call options	113,352	737,501	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	20,864	135,745	82,396	75,713
Proceeds from unsecured senior notes, net of discount and debt issuance costs			6,355,969
Net cash provided by financing activities	2,956,363	19,234,985	40,699,471	4,700,273
Effect of exchange rate changes on cash and cash equivalents	(98,602)	(641,534)	709,916	343,147
Net increase in cash and cash equivalents	909,370	5,916,632	1,907,827	949,217
Cash and cash equivalents at beginning of year	3,038,854	19,771,695	17,863,868	16,914,651
Cash and cash equivalents at end of year	3,948,224	25,688,327	19,771,695	17,863,868
Parent company
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	(16,172)	(105,219)	(33,756)	169,018
Cash flows from investing activities:
Maturity of short-term investments				6,367,600
Purchases of investment securities				(92,090)
Cash received from disposal of investment securities			16,440
Receipts from / (prepayments and investments in) subsidiaries, consolidated VIEs and VIEs' subsidiaries	362,585	2,359,092	(3,364,402)	(5,380,720)
Prepayments and investments in equity investees	(1,175)	(7,646)
Loans provided to JD Finance	(4,789)	(31,161)	(369,570)	(314,940)
Net cash used in investing activities	356,621	2,320,285	(3,717,532)	579,850
Cash flows from financing activities:
Repurchase of ordinary shares			(5,338,274)
Purchase of capped call options			(2,007,100)
Proceeds from settlement of capped call options	113,352	737,501	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	20,864	135,745	82,396	75,713
Proceeds from unsecured senior notes, net of discount and debt issuance costs			6,355,969
Net cash provided by financing activities	134,216	873,246	556,209	75,713
Effect of exchange rate changes on cash and cash equivalents	(36,899)	(240,077)	369,104	(10,834)
Net increase in cash and cash equivalents	437,766	2,848,235	(2,825,975)	813,747
Cash and cash equivalents at beginning of year	940,100	6,116,574	8,942,549	8,128,802
Cash and cash equivalents at end of year	$ 1,377,866	¥ 8,964,809	¥ 6,116,574	¥ 8,942,549